Share Capital and Reserves (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Company's Options and Weighted Average Exercise Price
A summary of the Company’s options and the changes for the year is as follows:

	Number of options	Weighted average exercise price per share (CAD) 1
Options outstanding at December 31, 2018	9,322,641	4.58

Granted	1,427,000	8.89
Exercised	(3,181,108)	(2.99)

Options outstanding at December 31, 2019	7,568,533	6.06

Granted	2,812,000	9.43
Exercised	(1,253,430)	(4.42)

Options outstanding at December 31, 2020	9,127,103	7.33

1	For options exercisable in British Pounds Sterling (“GBP”), exercise price is translated to Canadian Dollars (“CAD”) using the period end exchange rate.

Summary of Share Purchase Options and Exercise Price Ranges
A summary of the Company’s share purchase options as of December 31, 2020 is as follows:

Year of expiry	Number outstanding	Vested	Exercise price per share (range) (CAD) 1	Weighted average exercise price per share (CAD) 1, 2
2021	699,000	699,000	4.96	4.96
2022	1,067,438	1,067,438	4.98 - 15.00	5.37
2023	3,121,665	2,078,335	5.92	5.92
2024	1,427,000	475,670	8.89	8.89
2025	2,812,000	—	9.43	—

	9,127,103	4,320,443		5.96

1	For options exercisable in GBP, exercise price is translated to CAD using the period end exchange rate.
2	Weighted average exercise price of options that are exercisable.

Summary of Information of Diluted Earnings per Share
Diluted earnings per share is calculated based on the following:

In $000s (excluding per share amounts)	Year Ended December 31, 2020	Year Ended December 31, 2019
Net income for the year	$13,817	$16,397

Basic weighted average number of shares	187,507,754	177,619,824
Basic earnings per share	$0.07	$0.09

Effect of dilutive securities
Stock options	2,732,900	2,397,114
Warrants	4,318,675	8,154,232
Restricted share rights	2,348,511	2,048,843

Diluted weighted average number of common shares	196,907,840	190,220,013

Diluted earnings per share	$0.07	$0.09

Number of Stock Options and Warrants Excluded from the Computation of Diluted Earnings per Share
The following table lists the number of potentially dilutive securities excluded from the computation of diluted earnings per share because the exercise prices exceeded the average market value of the common shares of CAD10.48 during the year ended December 31, 2020 (2019 — CAD7.72).

	Year Ended December 31, 2020	Year Ended December 31, 2019
Stock options	217,376	131,266
Restricted share rights	—	52,411

Warrants [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of the Company's Other Equity Instruments and the Changes for the Year
A summary of the Company’s warrants and the changes for the year is as follows:

	Number of warrants	Shares to be issued upon exercise of warrants
Warrants outstanding at December 31, 2018	22,965,400	22,965,400

Exercised	(1,506,051)	(1,506,051)

Warrants outstanding at December 31, 2019	21,459,349	21,459,349

Exercised	(21,091,325)	(21,091,325)

Expired unexercised	(368,024)	(368,024)

Warrants outstanding at December 31, 2020	—	—